Segments - Summary of Information by Reportable Segment (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales Information [Line Items]
Cost of revenues	$ 16,781	$ 5,115	$ 46,977	$ 49,475
Gross profit	1,411	(3,698)	(11,817)	(1,076)
Launch Services [Member]
Sales Information [Line Items]
Revenues	16,462	1,417	33,085	48,399
Cost of revenues	15,866	5,115	45,872	49,475
Gross profit	596	$ (3,698)	(12,787)	$ (1,076)
Space Systems [Member]
Sales Information [Line Items]
Revenues	1,730		2,075
Cost of revenues	915		1,105
Gross profit	$ 815		$ 970